Basic and diluted loss per share (Tables)	6 Months Ended
Jun. 30, 2025
Basic And Diluted Earnings Per Share1 [Abstract]
Summary of Earnings Per Share

	For the three months ended June 30,		For the six months ended June 30,
	2025	2024	2025	2024
	€	€	€	€
Net Loss	(45,480,686)	(29,731,073)	(91,821,509)	(57,749,829)
Weighted average number of ordinary shares outstanding	54,688,182	53,939,597	54,588,321	53,843,789
Basic and diluted loss per share	(0.83)	(0.55)	(1.68)	(1.07)